SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 347,987	$ 697,608	$ 785,913	$ 594,093
Restricted cash	858,825	784,508
Receivables, less allowance for credit losses	12,789,027	12,183,281
Retained interests in securitized receivables		2,853
Affiliated accounts and notes receivable	58,731	110,148
Equipment on operating leases, net	1,458,325	974,307
Equipment held for sale	129,700	40,750
Goodwill and intangible assets, net	121,206	122,290
Other assets	145,764	70,959
TOTAL	15,909,565	14,986,704	13,346,529
Liabilities:
Short-term debt, including current maturities of long-term debt	4,632,208	4,289,189
Accounts payable and other accrued liabilities	645,941	490,506
Affiliated debt	862,445	351,004
Long-term debt	8,193,039	8,345,588
Total liabilities	14,333,633	13,476,287
Stockholder's equity	1,575,932	1,510,417	1,483,411	1,247,245
TOTAL	15,909,565	14,986,704
CNH Industrial Capital LLC
ASSETS
Affiliated accounts and notes receivable	2,749,776	2,245,308
Investments in consolidated subsidiaries accounted for under the equity method	1,923,861	1,703,364
Other assets	20,778	23,142
TOTAL	4,694,415	3,971,814
Liabilities:
Short-term debt, including current maturities of long-term debt	750,000
Accounts payable and other accrued liabilities	56,261	20,685
Long-term debt	2,348,074	2,499,140
Total liabilities	3,154,335	2,519,825
Stockholder's equity	1,540,080	1,451,989
TOTAL	4,694,415	3,971,814
Guarantor Entities
ASSETS
Cash and cash equivalents	225,343	308,507	257,001	306,208
Restricted cash	100	100
Receivables, less allowance for credit losses	1,845,524	1,504,614
Retained interests in securitized receivables		5,202
Affiliated accounts and notes receivable	1,712,656	1,780,263
Equipment on operating leases, net	1,128,542	636,383
Equipment held for sale	121,190	35,035
Investments in consolidated subsidiaries accounted for under the equity method	2,228,741	1,931,092
Goodwill and intangible assets, net	89,927	88,376
Other assets	77,597	15,857
TOTAL	7,429,620	6,305,429
Liabilities:
Short-term debt, including current maturities of long-term debt	19,128	76,869
Accounts payable and other accrued liabilities	2,162,159	2,004,157
Affiliated debt	3,320,828	2,487,997
Long-term debt	3,644	33,042
Total liabilities	5,505,759	4,602,065
Stockholder's equity	1,923,861	1,703,364
TOTAL	7,429,620	6,305,429
All Other Subsidiaries
ASSETS
Cash and cash equivalents	122,644	389,101	528,912	287,885
Restricted cash	858,725	784,408
Receivables, less allowance for credit losses	10,943,503	10,678,667
Retained interests in securitized receivables		2,596
Affiliated accounts and notes receivable	1,365,447	1,462,388
Equipment on operating leases, net	329,783	337,924
Equipment held for sale	8,510	5,715
Goodwill and intangible assets, net	31,279	33,914
Other assets	51,637	31,960
TOTAL	13,711,528	13,726,673
Liabilities:
Short-term debt, including current maturities of long-term debt	3,863,080	4,212,320
Accounts payable and other accrued liabilities	860,231	798,110
Affiliated debt	882,303	913,317
Long-term debt	5,841,321	5,813,406
Total liabilities	11,446,935	11,737,153
Stockholder's equity	2,264,593	1,989,520
TOTAL	13,711,528	13,726,673
Eliminations
ASSETS
Retained interests in securitized receivables		(4,945)
Affiliated accounts and notes receivable	(5,769,148)	(5,377,811)
Investments in consolidated subsidiaries accounted for under the equity method	(4,152,602)	(3,634,456)
Other assets	(4,248)
TOTAL	(9,925,998)	(9,017,212)
Liabilities:
Accounts payable and other accrued liabilities	(2,432,710)	(2,332,446)
Affiliated debt	(3,340,686)	(3,050,310)
Total liabilities	(5,773,396)	(5,382,756)
Stockholder's equity	(4,152,602)	(3,634,456)
TOTAL	$ (9,925,998)	$ (9,017,212)